Retirement Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Retirement Plans [Abstract]
Schedule of Benefit Obligation and the Net Periodic Benefit Cost	The following significant actuarial assumptions were used in calculating the benefit obligation and the net periodic benefit cost as of March 31, 2024 and December 31, 2023:
	March 31, 2024	December 31, 2023
Discount rate	1.45%	1.45%
Expected long-term rate of return on plan assets	1.45%	1.45%
Rate of compensation increase	3.00%	3.00%
The following significant actuarial assumptions were used in calculating the benefit obligation and the net periodic benefit cost as of December 31, 2023:
Discount rate	1.45%
Expected long-term rate of return on plan assets	1.45%
Rate of compensation increase	3.00%

Schedule of Accompanying Consolidated Balance Sheet	The components of net periodic benefit cost for the three months ended March 31, 2024, which is included within selling, general and administrative expenses in the accompanying condensed consolidated statements of operations and comprehensive loss, are as follows:
Service cost	$24,650
Interest cost	7,558
Expected return on plan assets	(23,495)
Amortization of net (gain)	(15,446)
Total	$(6,733)
The components of net periodic benefit cost for the period from December 15, 2023 to December 31, 2023 are as follows:
Service cost	$4,278
Interest cost	1,943
Expected return on plan assets	(1,581)
Amortization of net (gain)/loss	(1,534)
Settlements (gain)/loss	(1,157)
Total	$1,949

Schedule of Accumulated Comprehensive Loss	The components of accumulated comprehensive loss attributable to the Company’s pension plan for the period from December 15, 2023 to December 31, 2023 are as follows:
Net loss (gain)	$7,277
Amortization of net gain	1,534
Effect of settlement	1,157
Other adjustments	(4,005)
Total recorded during the period	$5,963

Schedule of Accompanying Consolidated Balance Sheet	As of December 31, 2023, the funded status of the plan and the amounts recognized in the accompanying consolidated balance sheet are as follows:
Projected benefit obligation	$2,299,970
Fair value of plan assets	1,743,674
Overfunded (underfunded) status	$(556,296)

Schedule of the Beginning and Ending Balances of the Accumulated Benefit Obligation	A reconciliation of the beginning and ending balances of the accumulated benefit obligation is provided in the table below:
As of December 15, 2023	2,288,273
Service cost	4,278
Interest cost	1,943
Actuarial (gain) loss	7,979
Benefits paid	(905)
Ordinary contributions paid by employees	4,005
Contributions paid by plan participants	769
Settlements	(6,372)
Projected benefit obligation as of December 31, 2023	2,299,970
Actuarial (gain)/loss due to assumption changes	8,834
Actuarial (gain)/loss due to plan experience	(855)
Accumulated benefit obligation as of December 31, 2023	$2,307,949

As of December 15, 2023	$1,739,889
Actual return on plan assets	2,283
Contributions paid by employer	4,005
Ordinary contributions paid by employees	4,005
Contributions paid by plan participants	769
Benefits paid	(905)
Settlements	(6,372)
As of December 31, 2023	$1,743,674

Schedule of Benefit Payments	Projected benefit payments for the next five years as of December 31, 2023 are as follows:
Years ending December 31,
2024	$—
2025	95,100
2026	95,100
2027	95,100
2028	95,100
Thereafter	553,900
Total	$934,300